EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of information about share options outstanding and exercisable

Options Outstanding		Options Exercisable
Number Outstanding on	Weighted Average	Number Exercisable on
December 31, 2021	Remaining Contractual Life	December 31, 2021	Exercise Price
	Years		USD
947	3.03	947	0.0001
563	2.17	563	0.536
260	6.45	260	0.55
1,453	7.17	1,182	1.102
4,487	8.96	186	2.5
7,710		3,138

Schedule of number and weighted average exercise prices of share options

	2021		2020
		Weighted		Weighted
	Number	Average	Number	Average
	of	Exercise	of	Exercise
	Options	Price	Options	Price
	USD		USD
Options outstanding at the beginning of year:	6,448	1.57	3,579	0.42
Changes during the year:
Granted	1,499	2.34	3,575	2.38
Exercised	58	1.10	572	0.0001
Forfeited	179	1.83	134	1.10
Options outstanding at end of year	7,710	1.72	6,448	1.23
Options exercisable at year-end	3,138	0.705	2,814	0.31